Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued litigation provision	$ 2,079,671	$ 2,077,753	$ 2,683,968	$ 748,299
Accrued payroll	659,870	1,951,347
Accrued professional service fees	1,720,454	1,766,673
Accrued welfare benefits	1,462,926	1,367,536
Advances from customers	26,920	415,475
Taxes payable	400,602	883,095
Other accrued expenses	837,187	891,605
Accrued expenses and other current liabilities	$ 7,187,630	$ 9,353,484